Derivative Contracts - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2022	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Reinsurance Contracts [Axis]: Funds withheld credited with interest for periods after October 1, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Reinsurance Retention Policy, Retrocession Premium, Interest Rate	1.75%
Level 3 | Liability | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Liability, increase (decrease) in fv included in net income			$ 2.9	$ 12.9
Foreign exchange contracts | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange			1,404.0	1,586.9
Gain (loss) to net income from derivative instruments			43.9	(34.0)
Foreign exchange contracts | Not Designated as Hedging Instrument | Derivative liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange			874.5	1,036.9
Foreign exchange contracts | Designated as Hedging Instrument | Derivative liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange			0.0	158.0
Foreign exchange contracts | Net change from current period hedged transactions | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives			6.7	(6.5)
Foreign exchange contracts | General, administrative and corporate expenses | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives			0.7	(0.9)
Foreign exchange contracts | General, administrative and corporate expenses | Designated as Hedging Instrument | Forecast
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives		$ 0.5
Loss Portfolio Transfer | Level 3 | Liability | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Liability, increase (decrease) in fv included in net income			$ 2.9	$ 12.9